Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our general practice is not to grant equity awards in anticipation of the release of material nonpublic information or to time such releases for the purpose of affecting the value of executive compensation. The compensation committee uses its business judgment to determine the size of equity awards. Although we do not have a formal policy with respect to the timing of equity award grants, the compensation committee has historically granted awards on a predetermined annual schedule or in connection with an individual’s commencement of employment.

During 2025, we did not grant stock options to our named executive officers during the four business days prior to, or the one business day following, the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. In addition, the compensation committee did not time the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	Although we do not have a formal policy with respect to the timing of equity award grants, the compensation committee has historically granted awards on a predetermined annual schedule or in connection with an individual’s commencement of employment.During 2025, we did not grant stock options to our named executive officers during the four business days prior to, or the one business day following, the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we did not grant stock options to our named executive officers during the four business days prior to, or the one business day following, the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. In addition, the compensation committee did not time the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false